CREDIT FACILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
CREDIT FACILITIES [Abstract]
Schedule of Notes Payable
The following table summarizes the credit facilities and promissory notes discussed above for the period ended June 30, 2014 and December 31, 2013:

	June 30, 2014	December 31, 2013

Credit Facility - Moody Bank	$426,458	$783,049
Credit facility – MNH Holdings	8,792,242	9,300,000
Promissory Notes	782,000	712,000
Total notes payable	$10,000,700	$10,795,049

The following table summarizes the credit facilities and promissory notes discussed above for the period ended December 31, 2013 and December 31, 2012:

	December 31, 2013	December 31, 2012

Credit Facility - Comerica Bank	$-	$19,063,447
Credit Facility - Moody Bank	783,049	1,385,885
Credit facility – MNH Holdings	9,300,000	-
Promissory Notes	712,000	712,000
Total notes payable	$10,795,049	$21,161,332